Equity Transactions - Distributions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dividend distributions
Dividend declared	$ 193,436	$ 178,028	$ 121,071
Non-controlling interests
Dividend distributions
Dividend declared	104,126	$ 87,954	$ 65,863
GasLog Partners LP | Non-controlling interests | Common shares/units
Dividend distributions
Dividend declared	73,090
GasLog Partners LP | Non-controlling interests | Preference shares/units
Dividend distributions
Dividend declared	$ 31,036